ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 34.7%
	U.S. TREASURY BILLS — 17.3%
25,000,000	United States Treasury Bill(a)			0.0000	02/23/23	$ 24,613,435

	U.S. TREASURY NOTES — 17.4%
25,000,000	United States Treasury Note			0.1250	01/31/23	24,645,240

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $49,472,906)					49,258,675

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 45.7%
	MONEY MARKET FUNDS - 45.7%
3,887,618	Fidelity Government Portfolio Institutional Class, 1.21%(b)(i)					3,887,618
61,050,752	First American Government Obligations Fund, Class U, 1.29%(b)					61,050,752
	TOTAL MONEY MARKET FUNDS (Cost $64,938,370)					64,938,370

	TOTAL SHORT-TERM INVESTMENTS (Cost $64,938,370)					64,938,370

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.0% (d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.0%(d)
1	Chicago Board Options Exchange VIX(h)	IB	07/20/2022	$ 60	$ 3,250,000	$ 12
500	Chicago Board Options Exchange VIX (h)	IB	07/20/2022	65	6,000	5,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $30,071)					5,012

	TOTAL INDEX OPTIONS PURCHASED (Cost - $30,071)					5,012

Contracts(e)
	FUTURE OPTIONS PURCHASED - 0.0% (d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.0%(d)
25	S&P Emini 3rd Week	SXM	08/19/2022	$ 4,400	$ 5,500,000	$ 3,937
40	S&P Emini 3rd Week	SXM	07/15/2022	4,630	9,260,000	100
20	S&P500 EMINI Option	SXM	07/29/2022	3,900	3,900,000	59,250
40	S&P500 EMINI Option	SXM	07/29/2022	4,550	9,100,000	600
25	S&P500 EMINI Option	SXM	08/31/2022	4,380	5,475,000	7,500
20	S&P500 EMINI Option	SXM	08/31/2022	4,480	4,480,000	3,150
55	S&P500 EMINI Option	SXM	08/31/2022	4,550	12,512,500	5,775
100	S&P500 EMINI Option	SXM	09/16/2022	4,375	21,875,000	47,500

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Contracts(e)
	FUTURE OPTIONS PURCHASED - 0.0% (d) (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.0%(d) (Continued)
5	S&P500 EMINI Option	SXM	12/16/2022	$ 4,500	$ 1,125,000	$ 6,563
	TOTAL CALL OPTIONS PURCHASED (Cost - $315,847)					134,375

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $315,847)					134,375

	TOTAL INVESTMENTS - 80.4% (Cost $114,757,194)					$ 114,336,432
	CALL OPTIONS WRITTEN - (0.0)%(f) (Proceeds - $599,848)					(113,500)
	PUT OPTIONS WRITTEN – (0.0)%(f) (Proceeds - $6,062)					(6,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 19.6%					27,929,208
	NET ASSETS - 100.0%					$ 142,146,140

Contracts(e)
	WRITTEN FUTURE OPTIONS – (0.0)% (f)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (0.0)%(f)
5	S&P Emini 3rd Week	SXM	07/15/2022	$ 4,730	$ 1,182,500	$ 12
150	S&P Emini 3rd Week	SXM	07/15/2022	4,830	36,225,000	375
10	S&P Emini 3rd Week	SXM	08/19/2022	4,500	2,250,000	800
5	S&P Emini 3rd Week	SXM	08/19/2022	4,600	1,150,000	212
150	S&P Emini 3rd Week	SXM	08/19/2022	4,720	35,400,000	3,750
75	S&P EMINI Thurs Week	SXM	07/07/2022	4,040	15,150,000	3,188
50	S&P EMINI Tues Week	SXM	07/05/2022	4,200	10,500,000	125
10	S&P500 EMINI Option	SXM	07/29/2022	3,850	1,925,000	40,375
5	S&P500 EMINI Option	SXM	07/29/2022	4,650	1,162,500	50
150	S&P500 EMINI Option	SXM	07/29/2022	4,750	35,625,000	1,125
110	S&P500 EMINI Option	SXM	08/31/2022	4,580	25,190,000	9,625
150	S&P500 EMINI Option	SXM	08/31/2022	4,670	35,025,000	8,250
205	S&P500 EMINI Option	SXM	09/16/2022	4,500	46,125,000	45,613
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $599,848)					113,500

	PUT OPTIONS WRITTEN – (0.0)%(f)
75	S&P EMINI Thurs Week	SXM	07/07/2022	$ 3,350	$ 12,562,500	$ 3,187
75	S&P EMINI Tues Week	SXM	07/05/2022	3,525	13,218,750	2,813
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $6,062)					6,000

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $605,910)					$ 119,500

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
10	CME E-Mini NASDAQ 100 Index Future	09/16/2022	$ 2,305,900	$ 40,280
30	CME E-mini Russell 2000 Index Futures	09/16/2022	2,562,000	(1,150)
275	CME E-Mini Standard & Poor's 500 Index Future	09/16/2022	52,105,626	470,178
	TOTAL FUTURES CONTRACTS			$ 509,308

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation
75	CBOE Volatility Index Future	07/20/2022	$ 2,142,173	$ 201,477
TOTAL FUTURES CONTRACTS

IB	Interactive Brokers
SXM	StoneX Financial Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.
(e)	Each contract is equivalent to one futures contract.
(f)	Percentage rounds to greater than (0.1)%.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(h)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of June 30, 2022.
(i)	All or a portion of this investment is segregated as collateral for option contracts and future contracts.